Accounts Receivable - Schedule of Accounts Receivable Based on Past Due Date (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable Based on Past Due Date [Line Items]
Accounts receivable	$ 7,206,912	$ 8,488,888
Not past due [Member]
Schedule of Accounts Receivable Based on Past Due Date [Line Items]
Accounts receivable	6,965,342	8,138,311
Within 1 month [Member]
Schedule of Accounts Receivable Based on Past Due Date [Line Items]
Accounts receivable	155,298	223,100
31 to 90 days [Member]
Schedule of Accounts Receivable Based on Past Due Date [Line Items]
Accounts receivable	3,864	41,037
91 to 180 days [Member]
Schedule of Accounts Receivable Based on Past Due Date [Line Items]
Accounts receivable	2,096	16,227
181 to 270 days [Member]
Schedule of Accounts Receivable Based on Past Due Date [Line Items]
Accounts receivable		399
Over 270 days [Member]
Schedule of Accounts Receivable Based on Past Due Date [Line Items]
Accounts receivable	$ 80,312	$ 69,814